Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of the numerator and denominator of basic and diluted net loss per share
The following is a reconciliation of the numerator and denominator of basic and diluted net loss per share for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Numerator:
Loss from continuing operations	$(1,232,711)	$(3,223,772)	$(300,399)
Less: Net income (loss) from continuing operations attributable to noncontrolling interests	—	16	(283)
Loss from continuing operations attributable to Endo International plc ordinary shareholders	$(1,232,711)	$(3,223,788)	$(300,116)
Loss from discontinued operations attributable to Endo International plc ordinary shareholders, net of tax	(802,722)	(123,278)	(1,194,926)
Net loss attributable to Endo International plc ordinary shareholders	$(2,035,433)	$(3,347,066)	$(1,495,042)
Denominator:
For basic per share data—weighted average shares	223,198	222,651	197,100
Dilutive effect of ordinary share equivalents	—	—	—
Dilutive effect of various convertible notes and warrants	—	—	—
For diluted per share data—weighted average shares	223,198	222,651	197,100